Income taxes - Unrecognized tax benefit (Details) - 12 months ended Dec. 31, 2019	USD ($)	CNY (¥)	CNY (¥)
Roll-forward of unrecognized tax benefits
Additions for tax positions	$ 45,851,126	¥ 319,206,371
Reductions for tax position	(10,458,755)	(72,811,764)
Balance at end of the year	35,392,371	246,394,607
Accrued interest	546,692		¥ 3,805,963
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	19,833,495	138,076,827
Tax impact related to the provision for contingent guarantee liabilities	$ 26,017,631	¥ 181,129,544